Contingent Liabilities and Financial Commitments - US Tobacco Litigation - Additional Information (Details)		12 Months Ended		36 Months Ended
	Aug. 17, 2006 Subject	Dec. 31, 2020 GBP (£) Case Reimbursement ClassAction DistrictCourt	Dec. 31, 2020 USD ($) Case Reimbursement ClassAction DistrictCourt	Dec. 31, 2020 Case Reimbursement ClassAction	Dec. 31, 2018 Case	Sep. 22, 1999 GBP (£)	Sep. 22, 1999 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Number of tobacco product liability cases served as a co-defendant		1	1	1
Total number of cases affirmed in favour of plaintiffs				7
Industry claim for disgorgement						£ 204,800,000,000	$ 280,000,000,000
Number of brand descriptors directed by court for corrective communications | Subject	5
Number of class action specified the amount of claim | ClassAction		18	18	18
Number of class actions in lawsuit | ClassAction		17	17	17
Class action alleged excess amount that plaintiffs seeking		£ 3,600,000	$ 5,000,000
Percentage of additive-free in marketing, labelling, advertising and promotion		100.00%	100.00%
Jones v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date		1998-12	1998-12
Other putative class action case activities current | ClassAction		0	0
Young v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date		1997-11	1997-11
US Tobacco Related Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class action alleged that plaintiffs seeking in excess of US$5 million | ClassAction		17	17
Number of class action alleged that plaintiffs seeking less than US$75,000 | ClassAction		1	1
Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Class action alleged maximum amount that plaintiffs seeking		£ 54,900	$ 75,000
United States | US Tobacco Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Category of case		4	4
Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases dismissed during trial				7
Number of punitive damage cases				2
RJRT, B&W and Lorillard Tobacco | Crow Creek Sioux Tribe and American Tobacco Co
Disclosure Of Commitments And Contingencies [Line Items]
Number reimbursement pending | Reimbursement		1	1	1
Other medical reimbursement suits pending | Reimbursement		0	0
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				37
RJRT | Directed Verdict After Jury Reached An Impasse in Punitive Damages Trial
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of cases affirmed in favour of defendants				1
RJRT | Plaintiff in Phase I And Parties Reached Resolution Agreement Prior To Completion Of Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				1
RJRT | United States
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases defendants				83
Number of cases, mistrials declared				10
Loss contingency number of cases affirmed in favour of defendants				27
RJRT | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of cases affirmed in favour of defendants				25
Total number of cases affirmed in favour of plaintiffs				32
RJRT | Massachusetts
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of cases affirmed in favour of defendants				2
Total number of cases affirmed in favour of plaintiffs				3
RJRT | VIRGIN ISLANDS, US
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				2
SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of additive-free in marketing, labelling, advertising and promotion		100.00%	100.00%
Total number of putative class actions filed | ClassAction		17	17	17
Motion in part granted, date		Dec. 21, 2017	Dec. 21, 2017
Hearing period on the motion for class certification		5 days	5 days
SFNTC | United States
Disclosure Of Commitments And Contingencies [Line Items]
Number of district courts filed class actions cases | DistrictCourt		9	9
United States | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		112	112	112
United States | UK Based Group Company
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case		0	0	0
United States | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		30	30	30
United States | Reynolds Defendants | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Period of scheduled trials		Dec. 31, 2020	Dec. 31, 2020
United States | Reynolds Defendants | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Period of scheduled trials		Dec. 31, 2021	Dec. 31, 2021
United States | Reynolds Defendants | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		19	19	19
United States | Reynolds Defendants | Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		10	10	10
United States | Reynolds Defendants | Other Non-smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		1	1	1
United States | RJRT, B&W and Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case		2,901	2,901	2,901	1